Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Applicable tax rate	25.00%
Profit (loss) before income taxes	$ (108,447)	$ 61,104	$ (38,316)
At France’s statutory income tax rate of 25% in 2023, 2024 and in 2025	(27,112)	15,276	(9,579)
Impact of French income taxed under IP Box regime at 10%	0	(8,793)	0
Non-deductible share-based payment expense	753	1,023	1,776
Tax credits	(429)	(955)	(1,344)
Permanent differences and other	3,424	(29)	212
Withholding tax	235	0	2,055
Use of tax loss carryforwards	0	(2,985)	0
Unrecognized benefit of tax losses carryforward	23,961	0	9,554
Income tax expense (benefit)	$ 832	$ 3,537	$ 2,674